Loan Payables (Details) - Schedule of Loan Payables ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 CNY (¥)
Schedule of Loan Payables [Abstract]
Loan payables, current portion	¥ 6,500	[1]	$ 942	[1]	¥ 500
Loan payables, non-current portion					6,500
Loan payables	¥ 6,500		$ 942		¥ 7,000

[1]	The Group’s commitment for loan payable to WuYi Transportation Construction as of December 31, 2022 is discussed in Note 16 LOAN PAYABLES and Note 23 SUBSEQUENT EVENTS.